Hartford Life Insurance Company Separate Account Three:

333-35000	Hartford Select Leaders (Series I/IR)
333-69493	Select Dimensions (Series II/IIR)
333-52711	Select Dimensions Asset Manager (Series I/IR)
033-80738	Select Dimensions (Series I)

Hartford Life and Annuity Company Separate Account Three:

333-69491	Select Dimensions (Series II/IIR)
333-52707	Select Dimensions Asset Manager (Series I/IR)

Hartford Life Insurance Company Separate Account Two:

333-101923	The BB&T Director (Series III and IIIR)
AmSouth Variable Annuity (Series III and IIIR)
The Director Select (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101931	Nations (Series III)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
The Director Select Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Classic Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	AmSouth Variable Annuity (Series II and IIR)
The Director Choice (Series II and IIR)
The Huntington Director (Series I and IR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)
333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
The Director Select Plus (Series I and IR)

Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
Classic Director Outlook (Series I)
033-73570	The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
333-41213	Nations (Series I)
033-19945	The Director (Series I)

Hartford Life and Annuity Insurance Company Separate Account One:

333-101924	Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	Director Preferred Plus (Series II and IIR)
333-105255	Director Epic Plus (Series I and IR)
333-101951	Director Select Outlook (Series II and IIR)
Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director Select (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-91933	The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39620	Director Select Outlook (Series I and IR)
Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
333-95781	Director Vision (Series I and IR)
033-73568	The Director Select

Hartford Life and Annuity Insurance Company Separate Account Six:

033-86330	Hartford Pathmaker

Hartford Life Insurance Company Separate Account Seven:

333-104356	Hartford Leaders Epic (Series I/IR)
333-105254	Hartford Leaders Epic Plus (Series I/IR)
333-105270	Hartford Leaders Epic Outlook (Series I/IR)
333-69475	Hartford Leaders Solution (Series I/IR)
Hartford Leaders Elite (Series I/IR)
Director Focus (Series I/IR)
333-70153	Hartford Leaders Access (Series I/IR)
333-68463	Hartford Leaders Edge (Series I/IR)
333-91927	Hartford Leaders Elite Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40414	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
Huntington Hartford Leaders Outlook (Series I/IR)
Classic Hartford Leaders Outlook (Series I/IR)
Nations Outlook Variable Annuity (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-104357	Hartford Leaders Epic (Series I/IR)
333-105256	Hartford Leaders Epic Plus (Series I/IR)
333-105272	Hartford Leaders Epic Outlook (Series I/IR)
333-76419	Hartford Leaders Solution (Series I/IR)
333-76425	Hartford Leaders Access (Series I/IR)
333-76423	Hartford Leaders Edge (Series I/IR)
333-91921	Hartford Leaders Solution Plus (Series I/IR)
333-40410	Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
333-95785	Hartford Leaders Vision (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:

333-101925	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101929	Putnam Hartford Capital Access (Series II/IIR)
333-101940	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101946	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101952	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69439	Putnam Hartford Capital Manager (Series VII)
Putnam Hartford AssetManager (Series I/IR)
333-50467	Putnam Hartford Capital Access (Series I/IR)
333-66939	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)
333-91929	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39604	Putnam Hartford Capital Manager Outlook (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Ten:

333-101926	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101930	Putnam Hartford Capital Access (Series II/IIR)
333-101941	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101947	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101953	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69429	Putnam Hartford Capital Manager (Series VII)
333-50465	Putnam Hartford Capital Access (Series I/IR)
333-66935	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)
333-91931	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39608	Putnam Hartford Capital Manager Outlook (Series I/IR)

Product Information Notice Dated June 5, 2008

Product Information Notice Dated June 5, 2008

The second paragraph of the sub-section entitled “Static Asset Allocation Models” in the section entitled “Other Programs Available” is deleted and replaced with the following:

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

HV-6695